Transactions with shareholders, related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 2,438,026	S/ 1,772,313
Investments at fair value through other comprehensive income
Loans, net	40,519,423	37,136,853
Accounts receivable related to derivative financial instruments	395,249	220,776
Liabilities
Deposits and obligations	47,149,275	38,093,224
Accounts payable related to derivative financial instruments	271,326	222,305
Off-balance sheet accounts
Indirect loans	4,611,931	4,101,977
Participations Royalty Pharma [Member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	107,530	117,682
Negotiable certificates of deposit Financiera Oh SA [Member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss		9,372
Shares InRetail Per Corp [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	339,945	285,962
Other related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	107	270
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	107,637	127,324
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	394,496	366,667
Loans, net	1,196,143	1,114,211
Accounts receivable related to derivative financial instruments	4,276	817
Other assets	6,921	11,064
Liabilities
Deposits and obligations	849,906	944,561
Other liabilities	567	56
Accounts payable related to derivative financial instruments		344
Off-balance sheet accounts
Indirect loans	124,366	134,658
Corporate bonds InRetail Shopping Malls SA [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	53,358	49,728
Corporate bonds Colegios Peruanos SA [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,193	30,977
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	79,504	77,824
Homecenters Peruanos SA [Member]
Investments at fair value through other comprehensive income
Trade receivables	40,128	39,141
Colegios Peruanos SA [Member]
Investments at fair value through other comprehensive income
Trade receivables	3,634	S/ 864
Compaa Iberoamericana de Plásticos [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 10,962